2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment	$ 2,441	$ 2,441	$ 2,440
Less accumulated depreciation	(2,352)	(2,315)	(2,122)
Total	89	126	318
Equipment
Property and equipment	1,378	1,378	1,377
Software
Property and equipment	740	740	740
Furniture and fixtures
Property and equipment	124	124	124
Leasehold Improvement
Property and equipment	$ 199	$ 199	$ 199